Acquisitions (Tables)	6 Months Ended
Jun. 30, 2011
AMS [Member]
Schedule Of Fair Values Of The Assets Acquired And Liabilities Assumed At The Acquisition Date

June 17, 2011
Cash and cash equivalents	$47,289
Commercial paper	71,000
Accounts receivable	73,868
Other receivables	791
Inventories	75,525
Prepaid expenses and other current assets	7,133
Income taxes receivable	11,179
Deferred income taxes	15,360
Property and equipment	57,372
Other intangible assets	1,390,000
Other assets	4,581

Total identifiable assets	$1,754,098

Accounts payable	$9,437
Accrued expenses	45,648
Deferred income taxes	507,019
Long-term debt	520,012
Other liabilities	23,578

Total liabilities assumed	$1,105,694

Net identifiable assets acquired	$648,404
Goodwill	$1,752,427

Net assets acquired	$2,400,831

Schedule Of Valuation Of The Intangible Assets Acquired And Related Amortization Periods

	Valuation (in millions)	Amortization Period (in years)
Customer Relationships:
Men's Health	$97.0	17
Women's Health	49.0	15
BPH	26.0	13

Total	$172.0	16

Developed Technology:
Men's Health	$690.0	18
Women's Health	230.0	9
BPH	161.0	18

Total	$1,081.0	16

In Process Research & Development:
Oracle	$22.0	n/a
Genesis	14.0	n/a
TOPAS	8.0	n/a
Other	22.0	n/a

Total	$66.0	n/a

Tradename:
AMS	$59.0	n/a
GreenLight	12.0	15

Total	$71.0	n/a

Total other intangible assets	$1,390.0	n/a

Schedule Of Acquisition-Related Expenses

	Acquisition-related Costs	Acquisition-related Costs
	Three months ended June 30, 2011	Six months ended June 30, 2011
Bank fees	$16,070	$16,070
Legal, separation, integration, and other costs	5,058	7,194

Total	$21,128	$23,264

Schedule Of Revenue And Income Included In Condensed Consolidated Statements Of Operations

Revenue and Income included in the Condensed Consolidated Statements of Operations from and including June 18, 2011 to June 30, 2011
Revenue	$26,812
Net income attributable to Endo Pharmaceuticals Holdings Inc.	$2,094
Basic net income per share	$0.02
Diluted net income per share	$0.02

Consolidated Pro Forma Results

	Three months ended June 30, 2011	Six months ended June 30, 2011
Pro forma consolidated results (in thousands, except per share data):
Revenue	$705,119	$1,406,013
Net income attributable to Endo Pharmaceuticals Holdings Inc.	$14,810	$89,740
Basic net income per share	$0.13	$0.77
Diluted net income per share	$0.12	$0.74

	Three months ended June 30, 2010	Six months ended June 30, 2010
Pro forma consolidated results (in thousands, except per share data):
Revenue	$532,939	$1,032,585
Net income attributable to Endo Pharmaceuticals Holdings Inc.	$26,925	$56,385
Basic net income per share	$0.23	$0.48
Diluted net income per share	$0.23	$0.48

Qualitest [Member]
Schedule Of Fair Values Of The Assets Acquired And Liabilities Assumed At The Acquisition Date

	November 30, 2010 (As initially reported)	Measurement period adjustments	November 30, 2010 (As adjusted)
Cash and cash equivalents	$21,828	$—	$21,828
Accounts receivable	93,228	—	93,228
Other receivables	1,483	—	1,483
Inventories	95,000	—	95,000
Prepaid expenses and other current assets	2,023	(121)	1,902
Deferred income taxes	63,509	4,817	68,326
Property, Plant and equipment	135,807	—	135,807
Other intangible assets	843,000	(7,000)	836,000

Total identifiable assets	$1,255,878	$(2,304)	$1,253,574

Accounts payable	$27,422	$—	$27,422
Accrued expenses	55,210	3,466	58,676
Deferred income taxes	207,733	(2,468)	205,265
Long-term debt	406,758	—	406,758
Other liabilities	9,370	—	9,370

Total liabilities assumed	$706,493	$998	$707,491

Net identifiable assets acquired	$549,385	$(3,302)	$546,083
Goodwill	$219,986	$3,302	$223,288

Net assets acquired	$769,371	$—	$769,371

Schedule Of Valuation Of The Intangible Assets Acquired And Related Amortization Periods

	Valuation (in millions)	Amortization Period (in years)
Developed Technology:
Hydrocodone and acetaminophen	$119.0	17
Oxycodone and acetaminophen	30.0	17
Promethazine	46.0	16
Isosorbide Mononitrate ER	42.0	16
Multi Vitamins	38.0	16
Trazodone	17.0	16
Butalbital, acetaminophen, and caffeine	25.0	16
Triprevifem	16.0	13
Spironolactone	13.0	17
Hydrocortisone	34.0	16
Hydrochlorothiazide	16.0	16
Controlled Substances	52.0	16
Oral Contraceptives	8.0	13
Others	162.0	17

Total	$618.0	16

In Process Research & Development:
Generics portfolio with anticipated 2011 launch	$63.0	n/a
Generics portfolio with anticipated 2012 launch	30.0	n/a
Generics portfolio with anticipated 2013 launch	17.0	n/a
Generics portfolio with anticipated 2014 launch	88.0	n/a

Total	$198.0	n/a

Tradename:
Qualitest tradename	$20.0	15

Total	$20.0	15

Total other intangible assets	$836.0	n/a

Schedule Of Acquisition-Related Expenses

	Acquisition-related Costs
	Three months ended June 30, 2011	Six months ended June 30, 2011
Bank fees	$—	$—
Legal, separation, integration, and other costs	1,353	4,594

Total	$1,353	$4,594

Consolidated Pro Forma Results

	Three months ended June 30, 2010	Six months ended June 30, 2010
Pro forma consolidated results (in thousands, except per share data):
Revenue	$481,382	$926,193
Net income attributable to Endo Pharmaceuticals Holdings Inc.	$50,004	$109,787
Basic net income per share	$0.43	$0.94
Diluted net income per share	$0.43	$0.94

Penwest Pharmaceuticals Co. [Member]
Schedule Of Fair Values Of The Assets Acquired And Liabilities Assumed At The Acquisition Date

	September 20, 2010 (As initially reported)	Measurement period adjustments	September 20, 2010 (As adjusted)
Cash and cash equivalents	$22,343	$—	$22,343
Marketable securities	800	—	800
Accounts receivable	10,885	(19)	10,866
Other receivables	132	(1)	131
Inventories	396	11	407
Prepaid expenses and other current assets	716	(223)	493
Deferred income taxes	27,175	3,003	30,178
Property and equipment	1,115	(200)	915
Other intangible assets	111,200	—	111,200
Other assets	2,104	—	2,104

Total identifiable assets	$176,866	$2,571	$179,437

Accounts payable	$229	$—	$229
Income taxes payable	347	(187)	160
Penwest shareholder liability	20,815	(20,815)	—
Accrued expenses	1,455	87	1,542
Deferred income taxes	39,951	379	40,330
Other liabilities	4,403	118	4,521

Total liabilities assumed	$67,200	$(20,418)	$46,782

Net identifiable assets acquired	$109,666	$22,989	$132,655
Goodwill	$37,952	$1,159	$39,111

Net assets acquired	$147,618	$24,148	$171,766

Schedule Of Valuation Of The Intangible Assets Acquired And Related Amortization Periods

	Valuation	Amortization Period (in years)
In Process Research & Development:
Otsuka	$5.5	n/a
A0001	1.6	n/a

Total	$7.1	n/a

Developed Technology:
Opana® ER	$104.1	10

Total	$104.1	10

Total other intangible assets	$111.2	n/a

HealthTronics, Inc. [Member]
Schedule Of Fair Values Of The Assets Acquired And Liabilities Assumed At The Acquisition Date

	July 2, 2010 (As initially reported)	Measurement period adjustments	July 2, 2010 (As Adjusted)
Cash and cash equivalents	$6,769	$—	$6,769
Accounts receivable	33,111	277	33,388
Other receivables	1,006	—	1,006
Inventories	12,399	—	12,399
Prepaid expenses and other current assets	5,204	—	5,204
Deferred income taxes	43,737	2,752	46,489
Property and equipment	30,687	—	30,687
Other intangible assets	65,866	7,258	73,124
Other assets	5,210	—	5,210

Total identifiable assets	$203,989	$10,287	$214,276

Accounts payable	$3,084	$—	$3,084
Accrued expenses	11,551	8,959	20,510
Deferred income taxes	20,377	1,999	22,376
Long-term debt	44,751	(1,291)	43,460
Other liabilities	1,434	351	1,785

Total liabilities assumed	$81,197	$10,018	$91,215

Net identifiable assets acquired	$122,792	$269	$123,061
Noncontrolling interests	$(60,119)	$(3,108)	$(63,227)
Goodwill	$152,170	$2,839	$155,009

Net assets acquired	$214,843	$—	$214,843

Schedule Of Valuation Of The Intangible Assets Acquired And Related Amortization Periods

	Valuation (in millions)	Amortization Period (in years)
Endocare Developed Technology	$46.3	10
HealthTronics Tradename	14.6	15
Service Contract	12.2	n/a

Total	$73.1	n/a

Schedule Of Acquisition-Related Expenses

	Acquisition-related Costs
	Three months ended June 30, 2011	Six months ended June 30, 2011
Bank fees	$—	$—
Legal, separation, integration, and other costs	1,511	2,861

Total	$1,511	$2,861

Consolidated Pro Forma Results

	Three months ended June 30, 2010	Six months ended June 30, 2010
Pro forma consolidated results (in thousands, except per share data):
Revenue	$446,824	$859,625
Net income attributable to Endo Pharmaceuticals Holdings Inc.	$53,455	$115,163
Basic net income per share	$0.46	$0.99
Diluted net income per share	$0.46	$0.98